Leases - Schedule of Maturity Analysis of the Annual Undiscounted Cash Flows for Lease Liabilities (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Maturity Analysis of the Annual Undiscounted Cash Flows for Lease Liabilities [Abstract]
Year one	$ 532,453	$ 478,262
Year two	501,532	239,349
Year three	271,521	209,185
Year four	50,770	209,185
After Year five		52,296
Total undiscounted lease payments	1,356,276	1,188,277
Less: imputed interest	(112,983)	(167,765)
Lease liabilities recognized in the Consolidated Balance Sheet	$ 1,243,293	$ 1,020,512